UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments — Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2013
Item 1. Schedule of Investments.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of July 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Common Stock	1,889,536,684	5,576,477,756
1.2%	Other Investment Company	67,276,048	67,276,048
0.1%	Short-Term Investments	3,124,899	3,124,899

99.9%	Total Investments	1,959,937,631	5,646,878,703
0.4%	Collateral Invested for Securities on Loan	20,018,914	20,018,914
(0.3%)	Other Assets and Liabilities, Net		(14,012,214)

100.0%	Net Assets		5,652,885,403

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 1.2%
Allison Transmission Holdings, Inc.	5,000	118,800
Autoliv, Inc.	32,400	2,649,348
BorgWarner, Inc. *	37,298	3,559,348
Dana Holding Corp.	50,100	1,094,685
Delphi Automotive plc	96,700	5,194,724
Ford Motor Co.	1,272,487	21,479,581
General Motors Co. *	250,200	8,974,674
Gentex Corp.	48,772	1,101,272
Harley-Davidson, Inc.	73,892	4,194,849
Johnson Controls, Inc.	218,254	8,775,993
Lear Corp.	26,700	1,849,509
Tesla Motors, Inc. *	22,500	3,021,300
The Goodyear Tire & Rubber Co. *	83,100	1,537,350
TRW Automotive Holdings Corp. *	35,300	2,587,843
Visteon Corp. *	17,500	1,152,725

		67,292,001

Banks 3.0%
Associated Banc-Corp.	59,048	1,000,273
BankUnited, Inc.	16,900	511,056
BB&T Corp.	228,600	8,158,734
BOK Financial Corp.	8,900	593,541
CIT Group, Inc. *	68,200	3,417,502
City National Corp.	15,532	1,079,940
Comerica, Inc.	60,628	2,579,115
Commerce Bancshares, Inc.	24,173	1,103,014
Cullen/Frost Bankers, Inc. (b)	20,800	1,498,432
East West Bancorp, Inc.	50,400	1,553,832
Fifth Third Bancorp	286,884	5,516,779
First Horizon National Corp.	87,376	1,077,346
First Niagara Financial Group, Inc.	118,300	1,264,627
First Republic Bank	20,200	872,438
Hancock Holding Co.	28,800	943,488
Hudson City Bancorp, Inc.	146,840	1,403,790
Huntington Bancshares, Inc.	293,798	2,511,973
KeyCorp	298,614	3,669,966
M&T Bank Corp.	40,143	4,691,111
Nationstar Mortgage Holdings, Inc. (b)*	3,000	138,840
New York Community Bancorp, Inc.	149,882	2,273,710
Ocwen Financial Corp. *	38,000	1,809,560
People’s United Financial, Inc.	121,993	1,829,895
Popular, Inc. *	33,700	1,108,730
Prosperity Bancshares, Inc.	15,900	938,418
Regions Financial Corp.	427,606	4,280,336
Signature Bank *	15,700	1,437,335
SunTrust Banks, Inc.	175,193	6,094,964
SVB Financial Group *	14,900	1,299,578
TFS Financial Corp. *	27,300	318,591
The PNC Financial Services Group, Inc.	167,834	12,763,776
U.S. Bancorp	593,705	22,157,071
Wells Fargo & Co.	1,602,296	69,699,876
Zions Bancorp	63,198	1,873,189

		171,470,826

Capital Goods 8.1%
3M Co.	207,654	24,384,809
A.O. Smith Corp.	25,400	1,049,528
Acuity Brands, Inc.	14,300	1,236,950
AECOM Technology Corp. *	23,500	796,650
AGCO Corp.	33,000	1,856,250
Air Lease Corp.	22,700	632,876
AMETEK, Inc.	81,705	3,781,307
Armstrong World Industries, Inc. *	7,100	355,568
B/E Aerospace, Inc. *	35,100	2,446,821
Carlisle Cos., Inc.	20,736	1,404,657
Caterpillar, Inc.	213,296	17,684,371
Chicago Bridge & Iron Co., N.V.	36,508	2,175,147
CLARCOR, Inc.	17,100	940,158
Colfax Corp. *	27,300	1,448,811
Crane Co.	16,384	997,786
Cummins, Inc.	55,792	6,761,432
Danaher Corp.	189,140	12,736,688
Deere & Co.	123,546	10,262,966
Donaldson Co., Inc.	43,500	1,576,875
Dover Corp.	53,237	4,559,217
Eaton Corp. plc	153,801	10,604,579
EMCOR Group, Inc.	21,800	899,904
Emerson Electric Co.	232,828	14,288,654
Fastenal Co.	91,400	4,479,514
Flowserve Corp.	43,023	2,438,544
Fluor Corp.	53,458	3,344,332

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fortune Brands Home & Security, Inc.	52,900	2,185,299
Foster Wheeler AG *	20,000	428,800
Generac Holdings, Inc.	16,900	732,615
General Dynamics Corp.	109,044	9,305,815
General Electric Co.	3,361,102	81,910,056
Graco, Inc.	20,294	1,416,115
HEICO Corp.	15,125	859,100
Hexcel Corp. *	33,500	1,179,535
Honeywell International, Inc.	255,399	21,193,009
Hubbell, Inc., Class B	16,932	1,817,650
Huntington Ingalls Industries, Inc.	16,200	1,007,316
IDEX Corp.	28,406	1,694,418
Illinois Tool Works, Inc.	135,904	9,790,524
Ingersoll-Rand plc	90,400	5,518,920
ITT Corp.	30,300	946,572
Jacobs Engineering Group, Inc. *	44,056	2,608,115
Joy Global, Inc.	35,708	1,767,546
KBR, Inc.	50,600	1,582,768
Kennametal, Inc.	26,698	1,157,091
L-3 Communications Holdings, Inc.	25,774	2,400,848
Lennox International, Inc.	15,000	1,077,300
Lincoln Electric Holdings, Inc.	29,000	1,712,160
Lockheed Martin Corp.	84,464	10,145,816
Masco Corp.	121,636	2,495,971
Middleby Corp. *	6,100	1,091,534
MRC Global, Inc. *	26,000	697,320
MSC Industrial Direct Co., Inc., Class A	15,558	1,259,420
Nordson Corp.	18,000	1,298,880
Northrop Grumman Corp.	76,332	7,027,124
Oshkosh Corp. *	31,100	1,393,902
Owens Corning *	41,100	1,623,039
PACCAR, Inc.	109,489	6,160,946
Pall Corp.	36,233	2,534,861
Parker Hannifin Corp.	48,553	5,014,554
Pentair Ltd.	62,995	3,847,735
Precision Castparts Corp.	47,601	10,554,094
Quanta Services, Inc. *	72,100	1,933,001
Raytheon Co.	101,890	7,319,778
Regal-Beloit Corp.	14,400	931,392
Rockwell Automation, Inc.	42,649	4,130,556
Rockwell Collins, Inc.	40,653	2,893,274
Roper Industries, Inc.	32,591	4,105,162
Sensata Technologies Holding N.V. *	41,500	1,559,570
Snap-on, Inc.	19,750	1,873,288
Spirit AeroSystems Holdings, Inc., Class A *	37,400	948,464
SPX Corp.	17,314	1,322,963
Stanley Black & Decker, Inc.	54,441	4,606,797
Teledyne Technologies, Inc. *	12,600	1,010,142
Terex Corp. *	37,282	1,099,073
Textron, Inc.	94,538	2,588,450
The Babcock & Wilcox Co.	39,500	1,206,330
The Boeing Co.	221,989	23,331,044
The Manitowoc Co., Inc.	43,400	891,002
The Timken Co.	28,594	1,670,461
The Toro Co.	19,200	946,176
TransDigm Group, Inc.	15,200	2,197,768
Trinity Industries, Inc.	26,900	1,059,053
Triumph Group, Inc.	16,900	1,325,974
United Rentals, Inc. *	31,467	1,803,688
United Technologies Corp.	276,003	29,137,637
URS Corp.	27,500	1,278,750
USG Corp. *	29,200	733,796
Valmont Industries, Inc.	7,600	1,061,264
W.W. Grainger, Inc.	19,476	5,105,439
WABCO Holdings, Inc. *	22,100	1,747,226
Wabtec Corp.	32,600	1,892,756
Watsco, Inc.	9,700	905,495
WESCO International, Inc. *	14,400	1,091,232
Woodward, Inc.	19,950	816,354
Xylem, Inc.	62,800	1,565,604

		456,670,121

Commercial & Professional Supplies 0.8%
Cintas Corp.	26,910	1,278,494
Clean Harbors, Inc. *	16,200	914,328
Copart, Inc. *	36,074	1,172,766
Covanta Holding Corp.	43,200	898,992
Equifax, Inc.	41,200	2,605,076
IHS, Inc., Class A *	16,400	1,800,392
Iron Mountain, Inc.	57,693	1,603,865
KAR Auction Services, Inc.	26,400	671,616
Manpowergroup, Inc.	27,791	1,858,384
Nielsen Holdings N.V.	68,100	2,275,902
Pitney Bowes, Inc. (b)	67,841	1,120,055
Republic Services, Inc.	100,181	3,397,138
Robert Half International, Inc.	48,591	1,809,529
Rollins, Inc.	21,900	558,450
Stericycle, Inc. *	28,898	3,350,434
The ADT Corp. *	69,400	2,781,552
The Dun & Bradstreet Corp.	13,625	1,411,959
Towers Watson & Co., Class A	17,500	1,474,025
Tyco International Ltd.	141,700	4,932,577
Verisk Analytics, Inc., Class A *	47,800	3,076,408
Waste Connections, Inc.	37,900	1,639,554
Waste Management, Inc.	142,677	5,996,714

		46,628,210

Consumer Durables & Apparel 1.4%
Brunswick Corp.	29,300	1,106,075
Carter’s, Inc.	17,300	1,233,836
Coach, Inc.	91,330	4,852,363
D.R. Horton, Inc.	94,597	1,901,400
Fossil Group, Inc. *	17,900	1,967,210
Garmin Ltd. (b)	32,586	1,306,047
Hanesbrands, Inc.	33,000	2,094,180
Harman International Industries, Inc.	23,797	1,440,432
Hasbro, Inc.	40,125	1,845,750
Jarden Corp. *	32,850	1,493,689
Leggett & Platt, Inc.	46,944	1,474,511
Lennar Corp., Class A	54,675	1,851,842
Mattel, Inc.	115,197	4,841,730
Michael Kors Holdings Ltd. *	54,600	3,676,764
Mohawk Industries, Inc. *	19,439	2,313,047
Newell Rubbermaid, Inc.	98,426	2,659,471
NIKE, Inc., Class B	235,356	14,808,599
NVR, Inc. *	1,398	1,293,989
Polaris Industries, Inc.	21,500	2,411,010

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PulteGroup, Inc. *	114,499	1,904,118
PVH Corp.	25,514	3,362,490
Ralph Lauren Corp.	20,295	3,694,908
Toll Brothers, Inc. *	50,000	1,643,500
Tupperware Brands Corp.	13,400	1,129,352
Under Armour, Inc., Class A (b)*	25,000	1,678,250
VF Corp.	27,082	5,335,154
Whirlpool Corp.	26,115	3,497,843

		76,817,560

Consumer Services 2.0%
Apollo Group, Inc., Class A *	30,371	553,360
Bloomin’ Brands, Inc. *	6,000	141,600
Brinker International, Inc.	27,400	1,100,110
Carnival Corp.	150,060	5,556,722
Chipotle Mexican Grill, Inc. *	9,283	3,827,102
Darden Restaurants, Inc.	44,865	2,200,628
Domino’s Pizza, Inc.	18,600	1,163,988
Dunkin’ Brands Group, Inc.	24,700	1,067,040
H&R Block, Inc.	84,898	2,668,344
Hyatt Hotels Corp., Class A *	20,200	914,050
International Game Technology	81,126	1,498,397
Las Vegas Sands Corp.	115,263	6,405,165
LIFE TIME FITNESS, Inc. *	14,400	767,376
Marriott International, Inc., Class A	73,075	3,037,728
McDonald’s Corp.	323,736	31,752,027
MGM Resorts International *	121,387	1,979,822
Panera Bread Co., Class A *	8,600	1,436,630
Penn National Gaming, Inc. *	22,660	1,132,773
Royal Caribbean Cruises Ltd.	48,091	1,831,786
Service Corp. International	77,500	1,470,175
Six Flags Entertainment Corp.	30,200	1,111,058
Sotheby’s	23,000	1,035,000
Starbucks Corp.	243,327	17,334,616
Starwood Hotels & Resorts Worldwide, Inc.	65,342	4,322,373
Weight Watchers International, Inc.	9,029	428,426
Wyndham Worldwide Corp.	45,017	2,804,559
Wynn Resorts Ltd.	27,042	3,600,102
Yum! Brands, Inc.	145,076	10,578,942

		111,719,899

Diversified Financials 6.6%
Affiliated Managers Group, Inc. *	16,259	2,932,311
American Capital Ltd. *	78,300	1,069,578
American Express Co.	307,977	22,719,463
Ameriprise Financial, Inc.	63,757	5,674,373
Ares Capital Corp.	84,200	1,497,918
Bank of America Corp.	3,490,541	50,961,899
BlackRock, Inc.	40,865	11,522,295
Capital One Financial Corp.	193,353	13,345,224
CBOE Holdings, Inc.	30,600	1,533,060
Citigroup, Inc.	987,956	51,512,026
CME Group, Inc.	99,880	7,389,122
Credit Acceptance Corp. *	3,200	359,968
Discover Financial Services	160,524	7,947,543
E*TRADE Financial Corp. *	86,290	1,285,721
Eaton Vance Corp.	39,084	1,581,730
Federated Investors, Inc., Class B (b)	30,600	888,318
Franklin Resources, Inc.	134,658	6,582,083
IntercontinentalExchange, Inc. *	24,689	4,504,508
Invesco Ltd.	143,790	4,628,600
JPMorgan Chase & Co.	1,228,578	68,468,652
Lazard Ltd., Class A	40,900	1,487,124
Legg Mason, Inc.	42,314	1,455,178
Leucadia National Corp.	101,178	2,714,606
LPL Financial Holdings, Inc.	13,900	529,034
Moody’s Corp.	66,426	4,501,690
Morgan Stanley	455,048	12,381,856
MSCI, Inc. *	40,550	1,421,278
Northern Trust Corp.	74,276	4,348,117
NYSE Euronext	79,400	3,347,504
Prospect Capital Corp.	59,600	652,620
Raymond James Financial, Inc.	34,749	1,531,388
SEI Investments Co.	42,148	1,332,298
SLM Corp.	136,624	3,375,979
State Street Corp.	144,850	10,091,700
T. Rowe Price Group, Inc.	85,950	6,466,878
TD Ameritrade Holding Corp.	71,931	1,944,295
The Bank of New York Mellon Corp.	372,696	11,721,289
The Charles Schwab Corp. (a)	367,065	8,108,466
The Goldman Sachs Group, Inc.	140,132	22,985,852
The McGraw Hill Financial, Inc.	84,736	5,241,769
The NASDAQ OMX Group, Inc.	43,337	1,404,119
Waddell & Reed Financial, Inc., Class A	29,000	1,480,740

		374,928,172

Energy 10.1%
Anadarko Petroleum Corp.	163,048	14,433,009
Apache Corp.	129,500	10,392,375
Atwood Oceanics, Inc. *	18,900	1,064,826
Baker Hughes, Inc.	143,606	6,811,233
Cabot Oil & Gas Corp.	64,648	4,901,611
Cameron International Corp. *	80,600	4,779,580
Cheniere Energy, Inc. *	73,100	2,088,467
Chesapeake Energy Corp.	176,097	4,103,060
Chevron Corp.	630,237	79,340,536
Cimarex Energy Co.	29,115	2,225,259
Cobalt International Energy, Inc. *	89,900	2,593,615
Concho Resources, Inc. *	35,500	3,183,995
ConocoPhillips	397,266	25,766,673
CONSOL Energy, Inc.	77,098	2,392,351
Continental Resources, Inc. *	19,000	1,753,700
Core Laboratories N.V.	15,900	2,378,640
CVR Energy, Inc.	4,300	202,917
Denbury Resources, Inc. *	108,108	1,891,890
Devon Energy Corp.	123,082	6,770,741
Diamond Offshore Drilling, Inc.	23,629	1,593,540
Dresser-Rand Group, Inc. *	25,600	1,558,272
Dril-Quip, Inc. *	11,500	1,045,465
Energen Corp.	24,496	1,467,065
Energy XXI (Bermuda) Ltd.	26,000	698,100
Ensco plc, Class A	76,000	4,357,840
EOG Resources, Inc.	89,452	13,014,371
EQT Corp.	50,800	4,394,200
Exxon Mobil Corp.	1,445,263	135,493,406
FMC Technologies, Inc. *	72,568	3,867,874
Gulfport Energy Corp. *	19,400	1,032,080

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Halliburton Co.	300,588	13,583,572
Helix Energy Solutions Group, Inc. *	32,100	814,377
Helmerich & Payne, Inc.	36,392	2,299,974
Hess Corp.	96,523	7,187,103
HollyFrontier Corp.	65,300	2,974,415
Kinder Morgan, Inc.	199,817	7,545,090
Kosmos Energy Ltd *	15,000	158,400
Laredo Petroleum Holdings, Inc. *	6,000	131,460
Marathon Oil Corp.	231,396	8,413,559
Marathon Petroleum Corp.	105,600	7,743,648
McDermott International, Inc. *	78,212	676,534
Murphy Oil Corp.	61,244	4,147,444
Nabors Industries Ltd.	97,788	1,504,957
National Oilwell Varco, Inc.	140,626	9,867,726
Newfield Exploration Co. *	45,066	1,108,624
Noble Corp.	85,800	3,277,560
Noble Energy, Inc.	119,322	7,456,432
Oasis Petroleum, Inc. *	20,100	845,004
Occidental Petroleum Corp.	259,716	23,127,710
Oceaneering International, Inc.	36,800	2,984,112
Oil States International, Inc. *	17,400	1,691,802
Pacific Drilling S.A. *	14,000	138,040
Patterson-UTI Energy, Inc.	52,521	1,038,340
Peabody Energy Corp.	92,121	1,525,524
Phillips 66	197,200	12,127,800
Pioneer Natural Resources Co.	44,411	6,873,046
QEP Resources, Inc.	60,200	1,835,498
Range Resources Corp.	55,128	4,360,625
Rosetta Resources, Inc. *	18,000	820,980
Rowan Cos. plc, Class A *	42,483	1,459,291
RPC, Inc. (b)	21,900	313,608
SandRidge Energy, Inc. (b)*	106,534	577,414
Schlumberger Ltd.	434,547	35,341,708
SM Energy Co.	21,713	1,492,334
Southwestern Energy Co. *	118,088	4,580,634
Spectra Energy Corp.	221,121	7,958,145
Superior Energy Services, Inc. *	53,947	1,382,122
Targa Resources Corp.	9,400	640,798
Teekay Corp.	8,000	317,360
Tesoro Corp.	39,812	2,263,312
The Williams Cos., Inc.	221,921	7,583,041
Tidewater, Inc.	17,668	1,042,235
Transocean Ltd.	113,100	5,333,796
Ultra Petroleum Corp. *	51,912	1,123,895
Unit Corp. *	14,100	635,628
Valero Energy Corp.	171,420	6,131,693
Weatherford International Ltd. *	257,900	3,600,284
Western Refining, Inc. (b)	18,800	566,444
Whiting Petroleum Corp. *	39,800	2,048,506
World Fuel Services Corp.	24,500	949,130
WPX Energy, Inc. *	66,800	1,283,228

		568,480,653

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	141,959	16,650,371
CVS Caremark Corp.	398,011	24,473,696
PriceSmart, Inc.	6,200	564,386
Safeway, Inc.	81,297	2,096,650
Sysco Corp.	193,130	6,664,916
The Fresh Market, Inc. *	13,900	733,642
The Kroger Co.	169,113	6,641,068
United Natural Foods, Inc. *	16,600	972,760
Wal-Mart Stores, Inc.	532,527	41,505,154
Walgreen Co.	276,569	13,897,592
Whole Foods Market, Inc.	116,632	6,482,407

		120,682,642

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	649,205	22,761,127
Archer-Daniels-Midland Co.	219,605	8,008,994
Beam, Inc.	52,828	3,433,292
Brown-Forman Corp., Class B	51,480	3,732,815
Bunge Ltd.	49,492	3,761,887
Campbell Soup Co.	60,958	2,852,834
Coca-Cola Enterprises, Inc.	85,672	3,216,127
ConAgra Foods, Inc.	136,097	4,928,072
Constellation Brands, Inc., Class A *	51,132	2,663,466
Dean Foods Co. *	60,600	660,540
Dr Pepper Snapple Group, Inc.	67,720	3,165,233
Flowers Foods, Inc.	56,925	1,306,998
General Mills, Inc.	206,800	10,753,600
Green Mountain Coffee Roasters, Inc. *	40,400	3,118,072
Hillshire Brands Co.	40,400	1,422,484
Hormel Foods Corp.	46,894	1,985,961
Ingredion, Inc.	25,800	1,733,760
Kellogg Co.	79,931	5,294,629
Kraft Foods Group, Inc.	193,900	10,970,862
Lorillard, Inc.	119,200	5,069,576
McCormick & Co., Inc. - Non Voting Shares	44,954	3,219,156
Mead Johnson Nutrition Co.	65,800	4,792,872
Molson Coors Brewing Co., Class B	53,572	2,681,814
Mondelez International, Inc., Class A	573,564	17,935,346
Monster Beverage Corp. *	46,600	2,842,134
PepsiCo, Inc.	500,385	41,802,163
Philip Morris International, Inc.	531,665	47,413,885
Pilgrim’s Pride Corp. *	15,000	249,300
Reynolds American, Inc.	99,768	4,931,532
Seaboard Corp.	105	296,100
Smithfield Foods, Inc. *	43,035	1,428,762
The Coca-Cola Co.	1,242,148	49,785,292
The Hain Celestial Group, Inc. *	14,700	1,072,512
The Hershey Co.	48,764	4,626,241
The JM Smucker Co.	35,801	4,028,329
Tyson Foods, Inc., Class A	80,359	2,219,516
WhiteWave Foods Co., Class A *	44,979	840,657

		291,005,940

Health Care Equipment & Services 4.2%
Abbott Laboratories	502,046	18,389,945
Aetna, Inc.	119,034	7,638,412
Align Technology, Inc. *	23,400	1,007,136
AmerisourceBergen Corp.	76,520	4,458,820
athenahealth, Inc. *	12,000	1,343,400
Baxter International, Inc.	176,925	12,922,602
Becton, Dickinson & Co.	61,565	6,385,522

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boston Scientific Corp. *	409,107	4,467,448
Brookdale Senior Living, Inc. *	34,900	1,016,288
C.R. Bard, Inc.	22,100	2,532,660
Cardinal Health, Inc.	111,710	5,595,554
CareFusion Corp. *	76,400	2,946,748
Centene Corp. *	17,100	948,537
Cerner Corp. *	98,504	4,826,696
Cigna Corp.	92,754	7,219,044
Community Health Systems, Inc.	29,800	1,372,588
Covidien plc	153,400	9,454,042
DaVita HealthCare Partners, Inc. *	26,725	3,111,057
DENTSPLY International, Inc.	48,100	2,062,528
Edwards Lifesciences Corp. *	38,792	2,768,973
Express Scripts Holding Co. *	265,389	17,396,249
Haemonetics Corp. *	16,900	713,518
HCA Holdings, Inc.	79,700	3,108,300
Health Management Associates, Inc., Class A *	83,900	1,130,972
HealthSouth Corp. *	31,300	1,019,128
Henry Schein, Inc. *	28,319	2,940,362
HMS Holdings Corp. *	28,900	699,091
Hologic, Inc. *	89,470	2,030,969
Humana, Inc.	51,991	4,744,699
IDEXX Laboratories, Inc. *	19,098	1,871,413
Intuitive Surgical, Inc. *	13,095	5,080,860
Laboratory Corp. of America Holdings *	32,022	3,097,808
McKesson Corp.	74,047	9,082,605
MEDNAX, Inc. *	16,654	1,622,433
Medtronic, Inc.	329,768	18,216,384
Omnicare, Inc.	28,533	1,506,257
Patterson Cos., Inc.	29,800	1,218,522
Quest Diagnostics, Inc.	53,647	3,128,157
ResMed, Inc. (b)	49,616	2,364,202
Sirona Dental Systems, Inc. *	18,900	1,334,340
St. Jude Medical, Inc.	92,555	4,848,956
Stryker Corp.	90,054	6,345,205
Teleflex, Inc.	13,846	1,099,788
Tenet Healthcare Corp. *	36,925	1,648,701
The Cooper Cos., Inc.	16,200	2,063,070
UnitedHealth Group, Inc.	334,292	24,353,172
Universal Health Services, Inc., Class B	27,874	1,949,786
Varian Medical Systems, Inc. *	31,371	2,274,398
WellPoint, Inc.	95,323	8,155,836
Zimmer Holdings, Inc.	51,812	4,325,266

		239,838,447

Household & Personal Products 2.1%
Avon Products, Inc.	146,436	3,347,527
Church & Dwight Co., Inc.	44,094	2,808,788
Colgate-Palmolive Co.	280,654	16,802,755
Energizer Holdings, Inc.	19,900	2,025,820
Herbalife Ltd. (b)	34,218	2,241,279
Kimberly-Clark Corp.	125,604	12,409,675
Nu Skin Enterprises, Inc., Class A	18,400	1,538,976
Spectrum Brands Holdings, Inc.	5,000	282,100
The Clorox Co. (b)	41,725	3,585,846
The Estee Lauder Cos., Inc., Class A	81,468	5,348,374
The Procter & Gamble Co.	888,719	71,364,136

		121,755,276

Insurance 4.5%
ACE Ltd.	108,600	9,923,868
Aflac, Inc.	149,213	9,203,458
Alleghany Corp. *	5,786	2,336,850
Allied World Assurance Co. Holdings AG	13,000	1,230,450
American Financial Group, Inc.	26,205	1,354,536
American International Group, Inc. *	481,976	21,934,728
Aon plc	101,503	6,851,453
Arch Capital Group Ltd. *	45,600	2,469,240
Arthur J. Gallagher & Co.	38,520	1,709,518
Aspen Insurance Holdings Ltd.	23,200	869,768
Assurant, Inc.	24,592	1,331,903
Assured Guaranty Ltd.	62,000	1,341,680
Axis Capital Holdings Ltd.	37,362	1,627,489
Berkshire Hathaway, Inc., Class B *	592,712	68,677,539
Brown & Brown, Inc.	39,476	1,302,313
Cincinnati Financial Corp.	49,617	2,431,233
CNA Financial Corp.	9,150	324,917
CNO Financial Group, Inc.	74,300	1,061,004
Erie Indemnity Co., Class A	8,285	665,865
Everest Re Group Ltd.	16,120	2,152,504
Fidelity National Financial, Inc., Class A	74,569	1,825,449
First American Financial Corp.	34,900	793,277
Genworth Financial, Inc., Class A *	166,939	2,168,538
Hartford Financial Services Group, Inc.	140,595	4,338,762
HCC Insurance Holdings, Inc.	31,057	1,382,968
Lincoln National Corp.	78,859	3,286,055
Loews Corp.	92,958	4,234,237
Markel Corp. *	4,047	2,144,910
Marsh & McLennan Cos., Inc.	182,920	7,658,860
MetLife, Inc.	352,344	17,060,496
Old Republic International Corp.	86,909	1,255,835
PartnerRe Ltd.	19,809	1,773,698
Principal Financial Group, Inc.	94,109	4,080,566
ProAssurance Corp.	20,800	1,113,424
Protective Life Corp.	28,200	1,221,906
Prudential Financial, Inc.	151,497	11,963,718
Reinsurance Group of America, Inc.	25,110	1,709,740
RenaissanceRe Holdings Ltd.	14,407	1,252,977
The Allstate Corp.	149,198	7,606,114
The Chubb Corp.	82,112	7,102,688
The Progressive Corp.	180,142	4,685,493
The Travelers Cos., Inc.	118,647	9,912,957
Torchmark Corp.	32,365	2,300,504
Unum Group	88,014	2,784,763
Validus Holdings Ltd.	33,709	1,194,310
W. R. Berkley Corp.	37,725	1,598,408
White Mountains Insurance Group Ltd.	1,813	1,084,174
Willis Group Holdings plc	56,600	2,422,480
XL Group plc	98,667	3,093,210

		251,850,833

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 3.6%
Air Products & Chemicals, Inc.	66,478	7,222,170
Airgas, Inc.	18,151	1,873,365
Albemarle Corp.	30,200	1,872,702
Alcoa, Inc.	361,920	2,877,264
Allegheny Technologies, Inc.	36,152	996,711
Allied Nevada Gold Corp. *	30,400	202,768
AptarGroup, Inc.	22,500	1,313,775
Ashland, Inc.	23,300	2,023,372
Avery Dennison Corp.	35,760	1,599,545
Ball Corp.	49,376	2,211,551
Bemis Co., Inc.	35,049	1,443,668
Cabot Corp.	21,716	890,790
Carpenter Technology Corp.	15,000	784,200
Celanese Corp., Series A	53,043	2,549,247
CF Industries Holdings, Inc.	18,512	3,628,537
Chemtura Corp. *	32,000	715,520
Cliffs Natural Resources, Inc. (b)	48,600	948,186
Compass Minerals International, Inc.	11,200	846,720
Crown Holdings, Inc. *	39,776	1,743,382
Cytec Industries, Inc.	13,500	1,051,650
Domtar Corp.	12,400	861,924
E.I. du Pont de Nemours & Co.	299,517	17,279,136
Eagle Materials, Inc.	15,200	1,025,696
Eastman Chemical Co.	51,762	4,163,218
Ecolab, Inc.	86,028	7,926,620
FMC Corp.	43,504	2,878,225
Freeport-McMoRan Copper & Gold, Inc.	337,457	9,543,284
Graphic Packaging Holding Co. *	25,000	215,000
Greif, Inc., Class A	10,500	580,860
Huntsman Corp.	64,700	1,165,894
International Flavors & Fragrances, Inc.	27,508	2,219,345
International Paper Co.	144,607	6,985,964
Kronos Worldwide, Inc. (b)	7,500	124,050
Louisiana-Pacific Corp. *	45,300	736,578
LyondellBasell Industries N.V., Class A	123,500	8,485,685
Martin Marietta Materials, Inc.	15,549	1,548,680
MeadWestvaco Corp.	58,683	2,168,337
Monsanto Co.	173,234	17,112,054
NewMarket Corp.	3,600	981,216
Newmont Mining Corp.	162,928	4,887,840
Nucor Corp.	96,776	4,527,181
Owens-Illinois, Inc. *	55,877	1,662,341
Packaging Corp. of America	33,230	1,787,442
PPG Industries, Inc.	46,206	7,413,291
Praxair, Inc.	94,628	11,371,447
Reliance Steel & Aluminum Co.	25,122	1,763,564
Rock-Tenn Co., Class A	23,985	2,742,685
Rockwood Holdings, Inc.	26,200	1,774,526
Royal Gold, Inc.	21,800	1,126,842
RPM International, Inc.	44,600	1,571,704
Sealed Air Corp.	65,302	1,778,826
Sigma-Aldrich Corp.	34,908	2,916,912
Silgan Holdings, Inc.	16,700	805,608
Sonoco Products Co.	33,970	1,307,505
Steel Dynamics, Inc.	74,400	1,157,664
The Dow Chemical Co.	393,156	13,776,186
The Mosaic Co.	89,995	3,697,895
The Scotts Miracle-Gro Co., Class A	14,668	737,067
The Sherwin-Williams Co.	27,690	4,822,767
The Valspar Corp.	27,446	1,869,622
United States Steel Corp. (b)	48,968	849,595
Vulcan Materials Co.	43,925	2,072,381
W.R. Grace & Co. *	24,900	1,912,818
Walter Energy, Inc. (b)	21,200	237,228
Westlake Chemical Corp.	7,000	728,140

		202,095,966

Media 3.7%
AMC Networks, Inc., Class A *	19,500	1,331,070
Cablevision Systems Corp., Class A	75,110	1,403,806
CBS Corp., Class B - Non Voting Shares	179,605	9,490,328
Charter Communications, Inc., Class A *	21,500	2,703,410
Cinemark Holdings, Inc.	34,600	1,007,552
Clear Channel Outdoor Holdings, Inc., Class A *	14,500	107,590
Comcast Corp., Class A	850,823	38,355,101
DIRECTV *	179,825	11,377,528
Discovery Communications, Inc., Class A *	79,500	6,337,740
DISH Network Corp., Class A	67,372	3,008,160
Gannett Co., Inc.	81,054	2,087,951
John Wiley & Sons, Inc., Class A	15,480	698,612
Lamar Advertising Co., Class A *	20,370	882,632
Liberty Global plc, Class A *	112,566	9,131,354
Liberty Media Corp., Class A *	37,746	5,425,233
Morningstar, Inc.	8,150	621,193
News Corp., Class A *	161,082	2,566,036
Omnicom Group, Inc.	84,688	5,442,898
Regal Entertainment Group, Class A (b)	15,000	282,750
Scripps Networks Interactive, Class A	29,100	2,059,407
Sirius XM Radio, Inc.	952,200	3,551,706
The Interpublic Group of Cos., Inc.	143,264	2,356,693
The Madison Square Garden Co., Class A *	20,800	1,226,576
The Walt Disney Co.	586,960	37,946,964
The Washington Post Co., Class B	1,654	888,793
Time Warner Cable, Inc.	96,336	10,989,047
Time Warner, Inc.	304,080	18,932,021
Twenty-First Century Fox, Inc.	644,328	19,252,521
Viacom Inc., Class B	140,446	10,220,255

		209,684,927

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	516,646	23,497,060
Actavis, Inc. *	43,200	5,800,464
Agilent Technologies, Inc.	107,031	4,787,497
Alexion Pharmaceuticals, Inc. *	65,400	7,601,442
Alkermes plc *	41,300	1,386,854
Allergan, Inc.	98,962	9,017,417
Amgen, Inc.	244,902	26,520,437

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ARIAD Pharmaceuticals, Inc. *	52,500	975,450
Bio-Rad Laboratories, Inc., Class A *	6,900	841,731
Biogen Idec, Inc. *	76,455	16,677,129
BioMarin Pharmaceutical, Inc. *	41,900	2,708,835
Bristol-Myers Squibb Co.	529,739	22,905,914
Bruker Corp. *	31,600	566,272
Celgene Corp. *	134,020	19,682,177
Cepheid, Inc. *	21,800	760,166
Covance, Inc. *	17,300	1,427,250
Cubist Pharmaceuticals, Inc. *	20,900	1,302,697
Eli Lilly & Co.	326,671	17,349,497
Endo Health Solutions, Inc. *	39,728	1,527,939
Forest Laboratories, Inc. *	79,346	3,456,312
Gilead Sciences, Inc. *	491,644	30,211,524
Hospira, Inc. *	56,040	2,280,828
Illumina, Inc. (b)*	41,300	3,296,566
Incyte Corp. *	42,900	1,004,289
Jazz Pharmaceuticals plc *	15,300	1,155,303
Johnson & Johnson	914,287	85,485,834
Life Technologies Corp. *	55,906	4,170,588
Mallinckrodt plc *	19,175	879,941
Medivation, Inc. *	24,300	1,406,241
Merck & Co., Inc.	978,618	47,140,029
Mettler-Toledo International, Inc. *	10,700	2,360,420
Mylan, Inc. *	122,300	4,104,388
Myriad Genetics, Inc. *	26,600	789,222
Onyx Pharmaceuticals, Inc. *	21,200	2,783,560
PerkinElmer, Inc.	38,500	1,312,465
Perrigo Co.	29,500	3,669,505
Pfizer, Inc.	2,169,151	63,404,284
Pharmacyclics, Inc. *	16,400	1,781,532
Regeneron Pharmaceuticals, Inc. *	24,500	6,616,470
Salix Pharmaceuticals Ltd. *	15,500	1,145,450
Seattle Genetics, Inc. *	33,600	1,361,472
Techne Corp.	12,563	926,396
Thermo Fisher Scientific, Inc.	116,698	10,632,355
United Therapeutics Corp. *	17,800	1,332,152
Vertex Pharmaceuticals, Inc. *	73,212	5,842,317
Warner Chilcott plc, Class A	57,900	1,233,849
Waters Corp. *	27,700	2,796,038

		457,915,558

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	21,100	1,445,350
American Campus Communities, Inc.	31,200	1,198,392
American Tower Corp.	127,089	8,996,630
Apartment Investment & Management Co., Class A	49,418	1,451,901
AvalonBay Communities, Inc.	38,349	5,190,154
BioMed Realty Trust, Inc.	52,300	1,080,518
Boston Properties, Inc.	50,205	5,369,425
BRE Properties, Inc.	25,624	1,359,609
Camden Property Trust	26,864	1,894,987
CBL & Associates Properties, Inc.	50,400	1,147,608
CBRE Group, Inc., Class A *	102,237	2,368,831
Corrections Corp. of America	38,004	1,256,032
DDR Corp.	79,000	1,349,320
Digital Realty Trust, Inc.	41,400	2,289,006
Douglas Emmett, Inc.	47,600	1,190,476
Duke Realty Corp.	104,537	1,721,724
EPR Properties	16,500	831,270
Equity Lifestyle Properties, Inc.	27,800	1,070,022
Equity One, Inc.	20,300	469,742
Equity Residential	107,872	6,040,832
Essex Property Trust, Inc.	11,817	1,905,964
Extra Space Storage, Inc.	32,100	1,349,805
Federal Realty Investment Trust	21,596	2,274,707
Forest City Enterprises, Inc., Class A *	47,200	826,944
General Growth Properties, Inc.	152,700	3,166,998
HCP, Inc.	151,580	6,649,815
Health Care REIT, Inc.	92,421	5,960,230
Healthcare Trust of America, Inc., Class A	11,000	120,450
Highwoods Properties, Inc.	24,700	896,116
Home Properties, Inc.	16,400	1,046,484
Hospitality Properties Trust	41,981	1,196,039
Host Hotels & Resorts, Inc.	240,139	4,288,883
Howard Hughes Corp. *	9,200	1,004,732
Jones Lang LaSalle, Inc.	14,800	1,347,244
Kilroy Realty Corp.	23,300	1,219,522
Kimco Realty Corp.	138,331	3,119,364
LaSalle Hotel Properties	28,500	767,790
Liberty Property Trust	39,504	1,509,448
Mack-Cali Realty Corp.	29,247	703,683
Mid-America Apartment Communities, Inc.	13,900	938,945
National Retail Properties, Inc.	35,200	1,231,648
Omega Healthcare Investors, Inc.	35,100	1,117,233
Piedmont Office Realty Trust, Inc., Class A	58,800	1,063,692
Plum Creek Timber Co., Inc.	54,798	2,673,046
Post Properties, Inc.	18,100	842,012
Prologis, Inc.	161,980	6,213,553
Public Storage	47,109	7,500,695
Rayonier, Inc.	41,734	2,438,935
Realogy Holdings Corp. *	40,950	1,841,112
Realty Income Corp.	63,300	2,747,853
Regency Centers Corp.	30,582	1,612,589
Retail Properties of America, Inc., Class A	9,000	126,810
RLJ Lodging Trust	34,900	845,278
Senior Housing Properties Trust	55,300	1,390,795
Simon Property Group, Inc.	102,850	16,462,171
SL Green Realty Corp.	29,251	2,651,603
Tanger Factory Outlet Centers, Inc.	30,900	1,002,087
Taubman Centers, Inc.	19,800	1,449,756
The Geo Group, Inc.	23,300	808,976
The Macerich Co.	44,845	2,782,632
UDR, Inc.	85,262	2,134,960
Ventas, Inc.	92,729	6,096,004
Vornado Realty Trust REIT	57,334	4,862,497
Weingarten Realty Investors	40,802	1,277,919
Weyerhaeuser Co.	182,450	5,181,580
WP Carey, Inc.	18,700	1,320,594

		165,691,022

Retailing 4.4%
Aaron’s, Inc.	25,700	736,562

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Abercrombie & Fitch Co., Class A	18,919	943,491
Advance Auto Parts, Inc.	24,622	2,031,069
Amazon.com, Inc. *	118,641	35,737,042
American Eagle Outfitters, Inc.	55,385	1,087,761
Ascena Retail Group, Inc. *	45,800	874,322
AutoNation, Inc. *	10,166	486,951
AutoZone, Inc. *	11,333	5,083,757
Bed Bath & Beyond, Inc. *	70,120	5,362,076
Best Buy Co., Inc.	86,026	2,588,522
Cabela’s, Inc. *	15,100	1,036,464
CarMax, Inc. *	66,800	3,275,872
Chico’s FAS, Inc.	54,500	933,585
CST Brands, Inc. *	20,480	667,853
Dick’s Sporting Goods, Inc.	32,800	1,686,248
Dillard’s, Inc., Class A	11,200	945,616
Dollar General Corp. *	97,900	5,352,193
Dollar Tree, Inc. *	72,524	3,890,913
DSW, Inc., Class A	9,800	742,742
Expedia, Inc.	32,204	1,517,774
Family Dollar Stores, Inc.	32,860	2,259,454
Foot Locker, Inc.	50,909	1,839,342
GameStop Corp., Class A	40,000	1,962,400
Genuine Parts Co.	46,730	3,831,393
GNC Holdings, Inc., Class A	26,800	1,414,504
Groupon, Inc. *	70,000	620,200
Guess?, Inc.	22,800	767,904
HSN, Inc.	13,700	822,822
J.C. Penney Co., Inc. (b)*	48,622	709,881
Kohl’s Corp.	62,565	3,314,694
L Brands, Inc.	78,823	4,395,959
Liberty Interactive Corp., Class A *	167,108	4,087,462
LKQ Corp. *	99,600	2,596,572
Lowe’s Cos., Inc.	348,636	15,542,193
Macy’s, Inc.	123,376	5,963,996
Netflix, Inc. *	18,800	4,591,336
Nordstrom, Inc.	50,600	3,098,744
O’Reilly Automotive, Inc. *	36,166	4,530,153
Penske Automotive Group, Inc.	15,300	568,854
PetSmart, Inc.	34,595	2,533,046
Pier 1 Imports, Inc.	35,400	831,900
Priceline.com, Inc. *	16,546	14,488,836
Ross Stores, Inc.	71,412	4,818,168
Sally Beauty Holdings, Inc. *	53,200	1,623,132
Sears Holdings Corp. (b)*	13,094	599,705
Signet Jewelers Ltd.	26,900	1,966,659
Staples, Inc.	216,770	3,689,425
Target Corp.	209,162	14,902,792
The Gap, Inc.	89,555	4,110,574
The Home Depot, Inc.	474,835	37,526,210
The TJX Cos., Inc.	233,190	12,135,208
Tiffany & Co.	39,273	3,122,596
Tractor Supply Co.	20,000	2,422,600
TripAdvisor, Inc. *	37,200	2,790,744
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	2,007,910
Urban Outfitters, Inc. *	37,796	1,608,598
Williams-Sonoma, Inc.	29,400	1,730,484

		250,807,263

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	101,969	3,626,018
Analog Devices, Inc.	101,274	4,998,885
Applied Materials, Inc.	385,589	6,288,957
Atmel Corp. *	98,000	774,200
Avago Technologies Ltd.	70,500	2,585,940
Broadcom Corp., Class A	174,025	4,797,869
Cree, Inc. *	38,900	2,719,110
First Solar, Inc. *	20,000	984,800
Freescale Semiconductor Ltd. *	15,000	235,500
Intel Corp.	1,617,180	37,680,294
KLA-Tencor Corp.	56,638	3,320,686
Lam Research Corp. *	52,619	2,589,907
Linear Technology Corp.	77,466	3,142,021
LSI Corp. *	191,598	1,490,632
Marvell Technology Group Ltd.	135,162	1,753,051
Maxim Integrated Products, Inc.	99,200	2,837,120
Microchip Technology, Inc.	65,366	2,597,645
Micron Technology, Inc. *	335,800	4,449,350
NVIDIA Corp.	187,299	2,702,725
ON Semiconductor Corp. *	152,900	1,259,896
Skyworks Solutions, Inc. *	63,900	1,534,878
Teradyne, Inc. *	62,600	1,032,274
Texas Instruments, Inc.	357,675	14,020,860
Xilinx, Inc.	85,805	4,006,235

		111,428,853

Software & Services 9.1%
Accenture plc, Class A	211,300	15,596,053
Activision Blizzard, Inc.	130,838	2,352,467
Adobe Systems, Inc. *	166,913	7,891,647
Akamai Technologies, Inc. *	61,009	2,879,625
Alliance Data Systems Corp. *	14,371	2,842,296
Amdocs Ltd.	51,600	1,985,052
ANSYS, Inc. *	31,400	2,506,976
AOL, Inc. *	27,400	1,009,416
Aspen Technology, Inc. *	30,500	992,470
Autodesk, Inc. *	77,072	2,727,578
Automatic Data Processing, Inc.	154,351	11,127,164
BMC Software, Inc. *	43,012	1,977,262
Broadridge Financial Solutions, Inc.	43,100	1,247,314
CA, Inc.	98,881	2,940,721
Cadence Design Systems, Inc. *	92,587	1,349,918
Citrix Systems, Inc. *	63,400	4,566,068
Cognizant Technology Solutions Corp., Class A *	100,566	7,279,973
CommVault Systems, Inc. *	14,800	1,249,564
Computer Sciences Corp.	52,731	2,513,159
Compuware Corp.	69,800	791,532
Concur Technologies, Inc. (b)*	15,850	1,408,907
CoreLogic, Inc. *	31,900	890,010
CoStar Group, Inc. *	8,800	1,377,640
DST Systems, Inc.	11,380	796,941
eBay, Inc. *	378,670	19,573,452
Electronic Arts, Inc. *	98,381	2,569,712
Equinix, Inc. *	16,100	2,887,535
Facebook, Inc., Class A *	180,800	6,658,864
FactSet Research Systems, Inc. (b)	12,900	1,408,422
Fidelity National Information Services, Inc.	95,308	4,113,493
Fiserv, Inc. *	45,289	4,358,613

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FleetCor Technologies, Inc. *	21,400	1,921,078
Fortinet, Inc. *	44,600	947,750
Gartner, Inc. *	32,300	1,938,323
Genpact Ltd.	44,550	908,375
Global Payments, Inc.	26,838	1,242,868
Google, Inc., Class A *	87,112	77,320,611
IAC/InterActiveCorp	27,930	1,413,537
Informatica Corp. *	36,200	1,381,754
International Business Machines Corp.	338,840	66,087,354
Intuit, Inc.	93,644	5,985,724
Jack Henry & Associates, Inc.	29,400	1,420,020
LinkedIn Corp., Class A *	22,600	4,605,654
MasterCard, Inc., Class A	33,984	20,750,970
MAXIMUS, Inc.	22,400	842,464
MICROS Systems, Inc. *	27,200	1,325,456
Microsoft Corp.	2,443,038	77,761,900
NetSuite, Inc. *	7,600	713,564
NeuStar, Inc., Class A *	22,200	1,244,976
Nuance Communications, Inc. *	79,800	1,497,048
Oracle Corp.	1,194,010	38,626,224
Paychex, Inc.	109,628	4,323,728
PTC, Inc. *	39,700	1,075,076
Rackspace Hosting, Inc. *	35,200	1,594,208
Red Hat, Inc. *	65,583	3,395,232
SAIC, Inc.	93,900	1,435,731
Salesforce.com, Inc. *	175,240	7,666,750
ServiceNow, Inc. *	4,000	174,320
Solarwinds, Inc. *	20,600	731,094
Solera Holdings, Inc.	24,100	1,371,531
Splunk, Inc. *	4,000	200,040
Symantec Corp.	226,489	6,042,727
Synopsys, Inc. *	48,700	1,803,848
Syntel, Inc.	2,000	143,560
Teradata Corp. *	48,044	2,840,361
The Western Union Co.	163,440	2,935,382
TIBCO Software, Inc. *	55,500	1,384,170
Total System Services, Inc.	55,100	1,510,291
Ultimate Software Group, Inc. *	8,900	1,204,170
Vantiv, Inc., Class A *	20,000	521,800
VeriFone Systems, Inc. *	35,800	682,706
Verisign, Inc. *	43,205	2,066,927
Visa, Inc., Class A	164,700	29,153,547
VMware, Inc., Class A *	28,900	2,375,291
WEX, Inc. *	13,100	1,138,914
Workday, Inc., Class A *	3,000	204,870
Yahoo! Inc. *	309,679	8,698,883

		514,480,651

Technology Hardware & Equipment 5.9%
3D Systems Corp. (b)*	30,149	1,423,937
Amphenol Corp., Class A	52,320	4,110,259
Apple, Inc.	305,109	138,061,822
Arrow Electronics, Inc. *	38,000	1,734,700
Aruba Networks, Inc. *	36,400	647,192
Avnet, Inc. *	42,546	1,602,708
Brocade Communications Systems, Inc. *	154,700	1,030,302
Cisco Systems, Inc.	1,737,715	44,398,618
Corning, Inc.	461,963	7,017,218
Dell, Inc.	455,449	5,770,539
Dolby Laboratories, Inc., Class A (b)	17,400	572,286
EchoStar Corp., Class A *	13,254	529,630
EMC Corp.	679,124	17,759,093
F5 Networks, Inc. *	27,000	2,369,520
FEI Co.	12,500	968,125
FLIR Systems, Inc.	53,000	1,720,910
Harris Corp.	39,396	2,248,330
Hewlett-Packard Co.	619,668	15,913,074
Ingram Micro, Inc., Class A *	53,851	1,229,418
IPG Photonics Corp. (b)	9,400	572,460
Jabil Circuit, Inc.	62,300	1,432,277
JDS Uniphase Corp. *	77,900	1,142,793
Juniper Networks, Inc. *	156,394	3,389,058
Molex, Inc.	46,621	1,390,704
Motorola Solutions, Inc.	90,112	4,940,841
National Instruments Corp.	31,200	879,528
NCR Corp. *	53,544	1,927,584
NetApp, Inc.	121,900	5,012,528
Palo Alto Networks, Inc. *	10,700	523,658
QUALCOMM, Inc.	564,178	36,417,690
Riverbed Technology, Inc. *	52,200	816,408
SanDisk Corp. *	81,758	4,506,501
Seagate Technology plc	100,337	4,104,787
TE Connectivity Ltd.	131,500	6,711,760
Trimble Navigation Ltd. *	84,000	2,397,360
Western Digital Corp.	65,512	4,217,663
Xerox Corp.	376,545	3,652,487

		333,143,768

Telecommunication Services 2.4%
AT&T, Inc.	1,748,777	61,679,365
CenturyLink, Inc.	196,511	7,044,919
Crown Castle International Corp. *	95,627	6,717,797
Frontier Communications Corp. (b)	338,406	1,475,450
Level 3 Communications, Inc. *	46,700	1,029,735
SBA Communications Corp., Class A *	41,300	3,059,917
Sprint Corp. *	249,064	1,484,421
T-Mobile US, Inc. *	49,900	1,203,089
Telephone & Data Systems, Inc.	30,811	816,800
tw telecom, Inc. *	50,800	1,512,824
United States Cellular Corp.	4,900	194,579
Verizon Communications, Inc.	934,057	46,217,140
Windstream Corp. (b)	198,148	1,654,536

		134,090,572

Transportation 1.9%
Alaska Air Group, Inc. *	24,200	1,480,314
AMERCO	2,000	332,640
Avis Budget Group, Inc. *	34,800	1,101,072
C.H. Robinson Worldwide, Inc.	51,948	3,097,140
CSX Corp.	340,826	8,455,893
Delta Air Lines, Inc. *	262,200	5,566,506
Expeditors International of Washington, Inc.	67,198	2,709,423
FedEx Corp.	96,528	10,231,968
Genesee & Wyoming, Inc., Class A *	14,700	1,318,002
Hertz Global Holdings, Inc. *	130,100	3,331,861

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
J.B. Hunt Transport Services, Inc.	30,591	2,292,184
Kansas City Southern	37,600	4,051,400
Kirby Corp. *	18,900	1,596,294
Landstar System, Inc.	15,900	859,554
Norfolk Southern Corp.	99,586	7,285,712
Old Dominion Freight Line, Inc. *	24,000	1,048,320
Ryder System, Inc.	16,964	1,049,054
Southwest Airlines Co.	249,888	3,455,951
Union Pacific Corp.	150,862	23,925,204
United Continental Holdings, Inc. *	112,582	3,923,483
United Parcel Service, Inc., Class B	228,435	19,828,158
US Airways Group, Inc. (b)*	53,200	1,029,420

		107,969,553

Utilities 3.4%
AGL Resources, Inc.	40,487	1,853,900
Alliant Energy Corp.	37,400	1,981,078
Ameren Corp.	68,885	2,466,772
American Electric Power Co., Inc.	153,071	7,094,841
American Water Works Co., Inc.	59,700	2,547,996
Aqua America, Inc.	47,134	1,595,957
Atmos Energy Corp.	30,718	1,358,964
Calpine Corp. *	130,200	2,605,302
CenterPoint Energy, Inc.	144,811	3,594,209
Cleco Corp.	20,600	999,306
CMS Energy Corp.	85,733	2,399,667
Consolidated Edison, Inc.	95,306	5,708,829
Dominion Resources, Inc.	189,108	11,215,995
DTE Energy Co.	57,597	4,072,108
Duke Energy Corp.	227,395	16,145,045
Edison International	105,954	5,281,807
Entergy Corp.	59,862	4,040,685
Exelon Corp.	281,219	8,602,489
FirstEnergy Corp.	136,391	5,192,405
Great Plains Energy, Inc.	52,000	1,257,880
Hawaiian Electric Industries, Inc.	32,648	870,396
IDACORP, Inc.	16,900	891,813
Integrys Energy Group, Inc.	26,455	1,661,374
ITC Holdings Corp.	17,400	1,596,798
MDU Resources Group, Inc.	64,217	1,800,645
National Fuel Gas Co.	28,047	1,818,287
NextEra Energy, Inc.	133,908	11,597,772
NiSource, Inc.	103,880	3,191,194
Northeast Utilities	101,312	4,499,266
NRG Energy, Inc.	108,030	2,897,365
NV Energy, Inc.	80,200	1,895,126
OGE Energy Corp.	66,760	2,496,824
ONEOK, Inc.	59,124	3,130,616
Pepco Holdings, Inc.	76,274	1,567,431
PG&E Corp.	144,737	6,641,981
Piedmont Natural Gas Co., Inc.	24,500	846,475
Pinnacle West Capital Corp.	37,087	2,184,424
PPL Corp.	205,561	6,530,673
Public Service Enterprise Group, Inc.	164,472	5,557,509
Questar Corp.	60,420	1,441,621
SCANA Corp.	44,531	2,311,604
Sempra Energy	73,678	6,456,403
TECO Energy, Inc.	59,217	1,046,364
The AES Corp.	196,902	2,449,461
The Southern Co.	279,918	12,551,523
UGI Corp.	39,248	1,648,023
Vectren Corp.	27,800	1,029,156
Westar Energy, Inc.	39,800	1,336,882
Wisconsin Energy Corp.	71,936	3,127,777
Xcel Energy, Inc.	164,909	4,939,025

		190,029,043

Total Common Stock
(Cost $1,889,536,684)		5,576,477,756

Other Investment Company 1.2% of net assets

Money Market Fund 1.2%
State Street Institutional U.S. Government Money Market Fund 0.00% (e)	67,276,048	67,276,048

Total Other Investment Company
(Cost $67,276,048)		67,276,048

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 09/19/13 (c)(d)	75,000	74,999
0.02%, 09/19/13 (c)(d)	2,400,000	2,399,935
0.04%, 09/19/13 (c)(d)	650,000	649,965

Total Short-Term Investments
(Cost $3,124,899)		3,124,899

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund 0.00% (e)	20,018,914	20,018,914

Total Collateral Invested for Securities on Loan
(Cost $20,018,914)		20,018,914

End of Collateral Invested for Securities on Loan

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

At 07/31/13, tax basis cost of the fund’s investments was $1,965,353,679 and the unrealized appreciation and depreciation were $3,712,609,496 and ($31,084,472), respectively, with a net unrealized appreciation of $3,681,525,024.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $20,050,919.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 07/31/13:

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 09/20/13	820	68,900,500	3,515,739

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$5,576,477,756	$—	$—	$5,576,477,756
Other Investment Company[1]	67,276,048	—	—	67,276,048
Short-Term Investments[1]	—	3,124,899	—	3,124,899

Total	$5,643,753,804	$3,124,899	$—	$5,646,878,703

Other Financial Instruments
Collateral Invested for Securities on Loan	$20,018,914	$—	$—	$20,018,914
Futures Contract[2]	3,515,739	—	—	3,515,739

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	July 31,
Investments in Securities	2012	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock	$64,997	$3,754	($4,047)	$—	($64,704)	$—	$—	$—

Total	$64,997	$3,754	($4,047)	$—	($64,704)	$—	$—	$—

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2013.

On July 31, 2013, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46851JUL13

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	9/13/2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	9/13/2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	9/13/2013